Fair Value Measurement (Details 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 253,000	$ 832,000	$ 601,000	$ 839,000	$ 839,000	$ 0
Reclassification to stockholders' equity upon conversion and expiration of derivative	0	(1,000)	0	(169,000)	(899,000)	0
Embedded derivative liability recognized	0	1,389,000	0	1,389,000	1,389,000	893,000
Net change in fair value of embedded derivative liabilities	(200,000)	148,000	(548,000)	309,000	(728,000)	(54,000)
Ending balance	$ 53,000	$ 2,368,000	$ 53,000	$ 2,368,000	$ 601,000	$ 839,000